Selected Statements of Income Data (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selected Statements of Income Data [Abstract]
Bank charges and interest from loans offset by interest from short term deposits	$ (986)	$ (1,124)	$ (199)
Interest expenses related to liabilities in connection with acquisitions	(4)	(62)	(257)
Interest income from marketable securities, net of amortization of premium on marketable securities	284	284	240
Gain (loss) arising from foreign currency translation and other	855	(809)	(214)
Financial income (expenses), net	$ (149)	$ 1,711	$ 430